united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 05/31/17

Item 1. Reports to Stockholders.

Orchard Small Cap Value Fund

Semi-Annual Report

May 31, 2017

Class I Shares (Symbol: OCSIX)
Class N Shares (Symbol: OCSNX)

1-844-ORCHCAP

Distributed by Northern Lights Distributors, LLC
Member FINRA

Orchard Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, compared to its benchmark:

			Since Inception **
	Six Months	One Year	(Annualized)
Orchard Small Cap Value Fund - Class I	(3.56)%	19.68%	20.37%
Orchard Small Cap Value Fund - Class N	(3.65)%	19.44%	20.04%
Russell 2000 Value Index ***	1.15%	21.00%	17.19%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 6.81% for Class I shares and 23.19% for Class N shares per the April 1, 2017 prospectus. The Fund’s investment adviser has contractually agreed to reduce its fee and/or absorb expenses of the Fund, at least until March 31, 2018, to ensure that the net annual fund operating expenses will not exceed 1.60%, and 1.85% of Class I and Class N shares, respectively, subject to possible recoupment from the Fund in future years. For performance information current to the most recent month-end, please call toll-free 1-844-ORCHCAP or 1-844-672-4227.

**	Inception date is December 28, 2015.

***	The Russell 2000 Value Index is a subset of the Russell 2000 Index. The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Portfolio Analysis as of May 31, 2017

% of Net Assets
Financial	33.6%
Industrial	23.9%
Consumer, Non-cyclical	13.9%
Consumer, Cyclical	11.7%
Basic Materials	9.3%
Short-Term Investments	7.9%
Liabilities Less Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCK - 92.4%
	BANKS - 9.4%
9,092	American River Bankshares	$125,742
24,010	Bancorp, Inc. *	146,941
9,507	First Foundation, Inc. *	145,742
2,046	Peapack Gladstone Financial Corp.	62,178
		480,603
	BIOTECHNOLOGY - 4.6%
3,540	Cambrex Corp. *	190,452
10,907	Pfenex, Inc. *	44,391
		234,843
	BUILDING MATERIALS - 4.3%
2,614	Armstrong World Industries, Inc. *	108,873
6,571	NCI Building Systems, Inc. *	109,407
		218,280
	CHEMICALS - 3.1%
18,640	OMNOVA Solutions, Inc. *	161,236

	COMMERCIAL SERVICES - 1.6%
2,248	Green Dot Corp. *	82,592

	COSMETICS/PERSONAL CARE - 2.9%
4,285	Inter Parfums, Inc.	149,118

	DIVERSIFIED FINANCIAL SERVICES - 9.4%
21,131	Enova International, Inc. *	281,042
10,020	Regional Management, Corp. *	200,400
		481,442
	HAND/MACHINE TOOLS - 3.0%
4,023	Franklin Electric Co., Inc.	153,679

	HEALTHCARE-SERVICES - 1.9%
2,105	HealthSouth Corp.	95,420

	HOME BUILDERS - 2.8%
1,582	Thor Industries, Inc.	143,218

	HOME FURNISHINGS - 1.9%
3,418	Select Comfort Corp. *	98,438

	INSURANCE - 2.5%
6,290	Greenlight Capital Re, Ltd. *	129,574

	IRON/STEEL - 2.8%
7,568	Schnitzer Steel Industries, Inc.	146,062

	LEISURE TIME - 2.1%
5,044	Vista Outdoor, Inc. *	105,823

	MACHINERY-DIVERSIFIED - 2.8%
4,917	Hurco Companies, Inc.	143,085

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Value
	COMMON STOCK - 92.4% (Continued)
	METAL FABRICATE/HARDWARE - 5.1%
9,007	LB Foster Co.	$161,676
4,660	TriMas Corp. *	101,588
		263,264
	MINING - 3.3%
4,402	US Silica Holdings, Inc.	167,276

	MISCELLANEOUS MANUFACTURERS - 5.4%
1,506	AZZ, Inc.	81,701
7,647	Trinity Industries, Inc.	195,151
		276,852
	PACKAGING & CONTAINERS - 3.3%
1,945	Multi-Color Corp.	167,076

	PHARMACEUTICALS - 2.9%
5,519	Akebia Therapeutics, Inc. *	73,955
800	VCA, Inc. *	73,704
		147,659
	RETAIL - 5.0%
14,089	Potbelly Corp. *	162,024
5,102	Sally Beauty Holdings, Inc. *	91,938
		253,962
	SAVINGS & LOANS - 12.3%
10,210	Atlantic Coast Financial Corp. *	76,881
5,775	BankFinancial Corp.	84,777
8,228	BofI Holding, Inc. *	182,662
2,297	Meta Financial Group, Inc.	196,623
5,280	Oritani Financial Corp.	87,384
		628,327

	TOTAL COMMON STOCK (Cost - $4,174,147)	4,727,829

	SHORT TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
401,825	Dreyfus Treasury Prime Cash Management, 0.65% +	$401,825
	TOTAL SHORT-TERM INVESTMENT (Cost - $401,825)

	TOTAL INVESTMENTS - 100.3% (Cost - $4,575,972) (a)	$5,129,654
	LIABILITIES LESS OTHER ASSETS - (0.3)%	(14,000)
	NET ASSETS - 100.0%	$5,115,654

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2017.

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,575,972 and differs from fair value by net unrealize appreciation/(decpreciation) as follows:

Unrealized appreciation:	$689,929
Unrealized depreciation:	(136,247)
Net unrealized appreciation:	$553,682

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2017

Assets:
Investments in Securities:
At Cost	$4,575,972
At Value	5,129,654
Dividends and Interest Receivable	296
Due from Advisor	14,280
Prepaid Expenses and Other Assets	4,562
Total Assets	5,148,792

Liabilities:
Payable for Investments Purchased	21,476
Accrued 12b-1 Fee	75
Payable to Related Parties	3,934
Accrued Expenses and Other Liabilities	7,653
Total Liabilities	33,138

Net Assets	$5,115,654

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$4,285,308
Accumulated Net Investment Loss	(24,320)
Accumulated Net Realized Gain from Investments	300,984
Net Unrealized Appreciation of Investments	553,682
Net Assets	$5,115,654

Class I Shares:
Net Assets	$4,973,278
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	389,620
Net Asset Value, Offering and Redemption Price Per Share
(Net Assets/Shares of Beneficial Interest)	$12.76

Class N Shares:
Net Assets;	$142,376
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	11,199
Net Asset Value, Offering and Redemption Price Per Share
(Net Assets/Shares of Beneficial Interest)	$12.71

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2017

Investment Income:
Dividend Income	$19,836
Interest Income	696
Total Investment Income	20,532

Expenses:
Investment Advisory Fees	34,606
Distribution Fees (12b-1) fees
Class N	465
Chief Compliance Officer Fees	12,564
Legal Fees	12,545
Fund Accounting Fees	12,455
Administration Fees	12,016
Transfer Agent Fees	10,222
Audit Fees	7,350
Trustees’ Fees And Expenses	5,019
Printing Expense	4,980
Custody Fees	2,606
Registration & Filing Fees	1,785
Non 12B-1 Shareholder Servicing	261
Miscellaneous Expenses	723
Total Expenses	117,597
Fees Waived/Expenses Reimbursed by the Advisor	(72,745)
Net Expenses	44,852

Net Investment Loss	(24,320)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	300,995
Net Change in Unrealized Depreciation on Investments	(450,497)
Net Realized and Unrealized Gain (Loss) on Investments	(149,502)

Net Decrease in Net Assets Resulting From Operations	$(173,822)

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	May 31, 2017	November 30, 2016 *
	(Unaudited)
Operations:
Net Investment Loss	$(24,320)	$(22,006)
Net Realized Gain on Investments	300,995	139,891
Net Change in Unrealized Appreciation (Depreciation) on Investments	(450,497)	1,004,179
Net Increase (Decrease) in Net Assets Resulting From Operations	(173,822)	1,122,064

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	(103,179)	—
Class N	(14,717)	—
Net decrease in net assets from distributions to shareholders	(117,896)	—

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	—	4,050,000
Net asset value of shares issued in reinvestment of distributions	103,179	—
Total From Capital Transactions: Class I	103,179	4,050,000

Class N Shares:
Proceeds from Shares Issued	150,669	687,677
Net asset value of shares issued in reinvestment of distributions	14,717	—
Payments for Shares Redeemed	(720,886)	(48)
Total From Capital Transactions: Class N	(555,500)	687,629

Total Increase (Decrease) in Net Assets	(744,039)	5,859,693

Net Assets:
Beginning of Period	5,859,693	—
End of Period ^	$5,115,654	$5,859,693
^ Includes accumulated net investment loss of:	$(24,320)	$—

Share Activity:
Class I Shares:
Shares Issued	—	382,143
Shares Reinvested	7,477	—
Net increase in shares of beneficial interest outstanding	7,477	382,143
Class N Shares:
Shares Issued	10,916	52,373
Shares Reinvested	1,070	—
Shares Redeemed	(53,156)	(4)
Net increase (decrease) in shares of beneficial interest outstanding	(41,170)	52,369

*	Commencement of Operations was December 28, 2015.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the	For the
	Six Months Ended	Period Ended
	May 31, 2017	November 30, 2016 *
	(Unaudited)

Net asset value, beginning of period	$13.49	$10.00
Activity from investment operations:
Net investment loss (1)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.40)	3.58
Total from investment operations	(0.46)	3.49
Less distributions from:
Net realized gains	(0.27)	—
Total distributions	(0.27)	—
Net asset value, end of period	$12.76	$13.49
Total return (2)(3)	(3.56)%	34.90%
Net assets, end of period (000s)	$4,973	$5,155
Ratio of gross expenses to average net assets (4)	4.25%	6.81%
Ratio of net expenses and net of waivers/reimbursements to average net assets (4)	1.60%	1.60%
Ratio of net investment loss to average net assets (4)	(0.86)%	(0.84)%
Portfolio Turnover Rate (3)	14%	27%

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class N
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the	For the
	Six Months Ended	Period Ended
	May 31, 2017	November 30, 2016 *
	(Unaudited)

Net asset value, beginning of period	$13.45	$10.00
Activity from investment operations:
Net investment loss (1)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.40)	3.57
Total from investment operations	(0.47)	3.45
Less distributions from:
Net realized gains	(0.27)	—
Total distributions	(0.27)	—
Net asset value, end of period	$12.71	$13.45
Total return (2)(3)	(3.65)%	34.50%
Net assets, end of period (000s)	$142	$705
Ratio of gross expenses to average net assets (4)	4.20%	23.19%
Ratio of net expenses and net of waivers/reimbursements to average net assets (4)	1.85%	1.85%
Ratio of net investment loss to average net assets (4)	(1.09)%	(1.14)%
Portfolio Turnover Rate (3)	14%	27%

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The Orchard Small Cap Value Fund, (the “Fund”) is a non-diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 28, 2015. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers Class I and Class N shares. Class I and Class N shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for the differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses

(other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$4,727,829	$—	$—	$4,727,829
Money Market Fund	401,825	—	—	401,825
Total	$5,129,654	$—	$—	$5,129,654

There were no transfers between levels during the period presented. It is the Fund’s policy to record transfers between Levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income and distributions of capital gains from underlying investment companies are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions for returns filed for open tax year 2016 and expected to be taken in the Fund’s November 30, 2017 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $738,512 and $1,293,990 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Orchard Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended May 31, 2017, the Adviser earned advisory fees of $34,606.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until March 31, 2018, so that the total annual operating expenses of the Fund do not exceed 1.60% and 1.85% of the average daily net assets of the Class I and Class N shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended May 31, 2017, the Adviser waived fees of $72,745. As of May 31, 2017, $146,640 of fee waivers or expense reimbursements were subject to recapture by the Advisor will expire on November 30, 2019.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class N shares for such distribution and shareholder service activities. For the six months ended May 31, 2017, the Fund incurred distribution fees of $465 on Class N shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$117,885	$—	$—	$—	$—	$1,004,179	$1,122,064

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the Fund for the period ended November 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$22,006	$(22,006)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of May 31, 2017, NFS LLC FEBO holds shares for the benefit of others in nominee name, held approximately 91% of the voting securities of the Fund.

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Orchard Small Cap Value Fund
EXPENSE EXAMPLES
May 31, 2017 (Unaudited)

As a shareholder of Orchard Small Cap Value Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Orchard Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 and held until May 31, 2017.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Orchard Small Cap Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	12/1/16	5/31/17	12/1/16 – 5/31/17	12/1/16 – 5/31/17
Class I	$ 1,000.00	$ 964.40	$ 7.84	1.60%
Class N	1,000.00	963.50	9.06	1.85%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	12/1/16	5/31/17	12/1/16 – 5/31/17	12/1/16 – 5/31/17
Class I	$ 1,000.00	$ 1,016.93	$ 8.05	1.60%
Class N	1,000.00	1,015.70	9.30	1.85%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 14-15, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the Orchard Small Cap Value Fund (“Orchard Small Cap”) and Orchard Capital Management, LLC. (“Orchard Capital”) (the “Orchard Advisory Agreement”).

Based on their evaluation of the information provided by Orchard Capital, in conjunction with Orchard Small Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Orchard Advisory Agreement with respect to Orchard Small Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Orchard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Orchard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Orchard Advisory Agreement and comparative information relating to the advisory fee and other expenses of Orchard Small Cap. The materials also included due diligence materials relating to Orchard Capital (including due diligence questionnaires completed by Orchard Capital, select financial information of Orchard Capital, bibliographic information regarding Orchard Capital’s key management and investment advisory personnel, and comparative fee information relating to Orchard Small Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Orchard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement. In considering the approval of the Orchard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Orchard Capital had previously provided the Board with materials related to the Orchard Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Orchard Capital, the Board reviewed materials provided by Orchard Capital relating to the Orchard Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Orchard Small Cap including the team of individuals that primarily monitor and execute the investment process and provide oversight of Orchard Small Cap. The Board then discussed the extent of Orchard Capital’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Orchard

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2017

Capital’s specific responsibilities in all aspects of the day-to-day management of Orchard Small Cap. Additionally, the Board received satisfactory responses from the representative of Orchard Capital with respect to a series of important questions, including: whether Orchard Capital is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Orchard Small Cap; and whether Orchard Capital has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Orchard Capital of its practices for monitoring compliance with Orchard Small Cap’s investment limitations, noting that Orchard Capital’s CCO will periodically review the portfolio managers’ performance of their duties with respect to Orchard Small Cap to ensure compliance under Orchard Capital’s compliance program. The Board then reviewed the capitalization of Orchard Capital based on financial information and other materials provided and discussed with Orchard Capital and concluded that Orchard Capital was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to Orchard Small Cap. The Board concluded that Orchard Capital had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Orchard Advisory Agreement with respect to Orchard Small Cap and that the nature, overall quality and extent of the management services to be provided by Orchard Capital were satisfactory and reliable.

Performance. The Board considered Orchard Capital’s past performance as well as other factors relating to Orchard Capital’s track record. The Board reviewed the performance of Orchard Capital’s composite track records for the proposed strategy, noting that such prior performance was acceptable. The Board concluded that Orchard Capital was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Orchard Capital, the Board reviewed and discussed the proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by Orchard Capital with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for Orchard Small Cap, which stated that Orchard Capital had agreed to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.60%, 1.85%, 1.85% and 2.60% of Orchard Small Cap’s average net assets, for Class I, Class N, Class A and Class C shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for Orchard Small Cap were reasonable. It was the consensus of the Board that, based on Orchard Capital’s experience and expertise and the services to be provided by Orchard Capital to Orchard Small Cap, the advisory fees to be charged by Orchard Capital were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Orchard Capital with respect to Orchard Small Cap based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Orchard Capital. With respect to Orchard Capital, the Board concluded that based on the services provided and the projected growth of Orchard Small Cap, the fees were reasonable and that anticipated profits from Orchard Capital’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which Orchard Small Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Orchard Capital’s expectations for growth of Orchard Small Cap. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2017

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Orchard Capital as the Trustees believed to be reasonably necessary to evaluate the terms of the Orchard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Orchard Advisory Agreement, (a) the terms of the Orchard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Orchard Advisory Agreement is in the best interests of Orchard Small Cap and its shareholders. In considering the approval of the Orchard Small Cap Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Orchard Advisory Agreement was in the best interest of Orchard Small Cap and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-628-6700.

INVESTMENT ADVISOR
Orchard Capital Management
400 North Michigan Avenue, Suite 560
Chicago, IL 60611

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 08/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 08/07/2017

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 08/07/2017